Note 9 - Commitments and Contingencies (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Milestone Payment or Royalty on Net Sales Accrued		$ 0	$ 0	$ 0
Gain (Loss) on Extinguishment of Debt, Total	$ 501,892
Unrecorded Unconditional Purchase Obligation, Total			0
Operating Lease, Expense			19,286	202,891
Department of Defense [Member]
Cost Overruns on Governmental Contracts				472,310
Deposits Paid to Supplier in Support of JWMRP Contract [Member]
Loss Contingency, Loss in Period		$ 544,000
Cost Overruns on Governmental Contracts [Member] | Department of Defense [Member]
Loss Contingency, Loss in Period			$ 0	$ 0